Line of Credit (Details Textual)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2013 Galaxy Casino [Member] USD ($)	Dec. 31, 2013 Galaxy Casino [Member] HKD
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 6,440,000	50,000,000
Long-term Line of Credit	$ 6,436,746	$ 6,450,448	[1]	$ 2,827,400	[1]

[1]	Represents the combined balance sheets of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club